Note 21 - Assets Classified as Held for Sale	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]
21.	Assets classified as held for sale

		Year Ended June 30
(US dollars in thousands)	% Owned	2022	2021	2020
Caret, LLC (formerly Innovative Solar Ventures I, LLC)	50%	-	-	4,080
Kenshaw Solar Pty Ltd (formerly J.A. Martin Electrical Pty Limited) – ex-solar	100%	8,214	-	-
Total		8,214	-	4,080

The ex-solar operations of Kenshaw Solar (formerly J.A. Martin Electrical PTY Limited) were sold to ARA Electrical Engineering Services Pty Limited on July 1, 2022. As disclosed in note 22, the assets and liabilities of the disposed operation meet the definition of discontinued operation under IFRS 5. Accordingly assets and liabilities of the discontinued operation have been reclassified to assets and liabilities held for sale. As detailed in note 22, assets held for sale of $8.2 million as at June 30, 2022 comprise goodwill $5.3 million, intangible assets $2.1 million, property, plant and equipment $0.6 million and trade and other receivables $0.2 million.

The Company’s portfolio of U.S. solar projects was held through 50% ownership in the ISS Joint Venture until June 29, 2021. On June 30, 2021, the Company acquired the remaining 50% of the ISS Joint Venture from Innovative Solar Systems, LLC, and accordingly the existing book value of joint venture assets held for sale have been derecognized and included in the acquisition accounting consideration, leaving nil balance in assets held for sale on June 30, 2021.